Basis for preparation, consolidation and accounting policies (Details)	12 Months Ended
Dec. 31, 2017
Buildings [member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Between 6 and 20
Buildings [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Between 5 and 10 years
Buildings [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Between 5 and 35
Machinery [member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Between 5 and 10
Machinery [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Between 3 and 25
Vehicles [member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5
Vehicles [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Between 3 and 4 years
Vehicles [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	7
Fixtures and fittings [member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	10
Fixtures and fittings [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Between 3 and 4 years
Fixtures and fittings [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	7
Computer equipment [member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	4
Computer equipment [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Between 3 and 4 years
Land improvements [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Between 2 and 4 years
Plant and equipment [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Between 3 and 10 years
Other property, plant and equipment [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Between 3 and 4 years
Other property, plant and equipment [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Between 3 and 25
Asset retirement cost [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Useful life of the mine and/or process facilities